EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the ownership interests and carrying values of the company’s investments in associates and joint ventures, all of which are accounted for using the equity method:

	Ownership Interest[1]		Carrying Value
AS AT DEC. 31 (MILLIONS)	2024	2023	2024	2023
Renewable Power and Transition
Associates
Wind	13 – 50%	32 – 50%	$2,763	$577
Sustainable solutions	4 – 67%	4 – 51%	2,529	2,586
Other	12 – 67%	8 – 65%	1,696	1,748
			6,988	4,911
Infrastructure
Associates
Utilities	50%	50%	658	783
Transport	26 – 58%	26 – 58%	1,907	1,799
Data	26 – 49%	26 – 49%	6,232	6,023
Other	11 – 65%	11 – 65%	166	179
Joint ventures
Utilities	50%	50%	235	1,200
Transport	21 – 50%	21 – 50%	2,700	2,599
Midstream	25%	25%	457	461
Data	49 – 50%	49 – 50%	5,378	4,042
			17,733	17,086
Private Equity
Associates
Industrial operations	13 – 54%	13 – 54%	1,032	553
Other	11 – 50%	14 – 50%	3,174	2,950
			4,206	3,503
Real Estate
Associates
Transitional and development	25 – 27%	25 – 27%	111	96
Joint ventures
Core	17 – 56%	22 – 56%	10,603	10,702
Transitional and development	5 – 60%	5 – 60%	7,539	7,394
			18,253	18,192

Wealth Solutions[2]	83%	71%	8,699	4,411

Asset Management and Other
Associates
Oaktree	72%	68%	7,457	6,974
Real estate LP investments[3]	27 – 50%	16 – 50%	222	258
Joint ventures
Real estate LP investments[3]	18 – 93%	18 – 93%	3,715	3,387
Other equity accounted investments	25 – 85%	25 – 85%	1,037	402
			12,431	11,021

Total			$68,310	$59,124
1.Joint ventures or associates in which the ownership interest is greater than 50% represent investments for which control is either shared or does not exist resulting in the investment being equity accounted.
2.Wealth Solutions relates to our capital in our equity accounted investment in Brookfield Wealth Solutions Ltd.
3.Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
The following table presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Wealth Solutions[2]	Asset Management and Other[3]	2024 Total	2023 Total
Balance, beginning of year	$4,911	$17,086	$3,503	$18,192	$4,411	$11,021	$59,124	$47,094
Additions, net of disposals[1]	1,880	1,528	1,004	474	2,732	1,544	9,162	10,798
Acquisitions through business combinations	8	—	—	—	—	—	8	44
Share of comprehensive income	424	1,143	10	375	1,556	619	4,127	2,755
Distributions received	(86)	(743)	(274)	(365)	—	(620)	(2,088)	(1,628)
Return of capital	—	—	—	(308)	—	(27)	(335)	(480)
Foreign currency translation	(149)	(1,281)	(37)	(115)	—	(106)	(1,688)	541
Balance, end of year	$6,988	$17,733	$4,206	$18,253	$8,699	$12,431	$68,310	$59,124
1.Includes assets sold and amounts reclassified to held for sale.
2.Wealth Solutions relates to our capital in our equity accounted investment in Brookfield Wealth Solutions Ltd.
3.Asset Management equity accounted investments primarily relate to Oaktree and real estate LP investments. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
Additions, net of disposals, of $9.2 billion during the year included the incremental capital invested in BWS via the conversion of preferred shares, contribution of BBU units, and contribution of BAM shares to support the acquisition of AEL, all in exchange for additional Class C shares of BWS. Additions, net of disposals, also included the acquisition of an offshore wind portfolio in the U.K. in our Renewable Power and Transition segment, our payment processing services operation in our Private Equity segment and additions within our Infrastructure segment. Our equity accounted investments balance also increased due to our proportionate share of comprehensive income earned by our equity accounted investments.
In the prior year, additions, net of disposals, of $10.8 billion included the acquisition of our equity accounted investment in our nuclear technology services operation in our Renewable Power and Transition segment from Brookfield Business Partners L.P., a subsidiary of the Corporation. In connection with this transaction, the Corporation recognized gains of $3.9 billion in other income and gains within net income upon loss of control due to the disposition of our nuclear technology services operation.
The following table presents current and non-current assets, as well as current and non-current liabilities of the company’s investments in associates and joint ventures:

	2024				2023
AS AT DEC. 31 (MILLIONS)	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities
Renewable Power and Transition
Associates
Wind	$890	$19,395	$677	$1,420	$695	$2,132	$452	$733
Sustainable solutions	2,978	13,930	2,515	6,128	2,862	13,952	2,623	6,055
Other	1,987	9,638	2,908	4,882	1,641	10,560	1,578	5,835

Infrastructure
Associates
Utilities	160	1,882	67	1,228	208	2,563	74	1,132
Transport	1,293	10,782	1,208	6,072	1,641	12,862	2,065	6,994
Data	1,927	42,012	2,142	22,600	1,061	42,547	2,725	21,996
Other	112	532	83	237	134	1,032	94	321
Joint ventures
Utilities	94	1,358	58	914	437	6,025	337	4,177
Transport	230	11,051	72	6,147	239	10,563	148	6,131
Midstream	195	6,257	259	4,080	226	6,143	190	4,058
Data	382	15,453	2,544	2,351	355	8,272	188	3,883

Private Equity
Associates
Industrial operations	1,257	1,649	564	1,041	908	650	367	334
Other	3,787	13,618	3,114	8,406	3,306	10,917	2,020	6,992

Real Estate
Associates
Transitional and development	53	448	26	108	170	329	11	118
Joint ventures
Core	1,458	41,236	4,244	15,482	2,315	39,945	3,942	16,150
Transitional and development	1,774	29,903	4,835	9,940	1,265	29,675	7,044	7,096

Wealth Solutions[1]	32,524	107,936	1,005	126,379	11,930	49,494	1,654	53,646

Asset Management and Other
Associates
Oaktree	2,261	19,142	1,775	10,372	2,493	19,733	2,277	10,730
Real estate LP Investments[2]	—	354	—	—	20	473	11	80
Joint ventures
Real estate LP Investments[2]	1,544	21,399	3,110	3,526	2,491	9,670	1,575	4,705
Other equity accounted investments	366	586	240	414	189	220	126	52
	$55,272	$368,561	$31,446	$231,727	$34,586	$277,757	$29,501	$161,218
1.Wealth Solutions relates to our capital in our equity accounted investment in Brookfield Wealth Solutions Ltd.
2.Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
Certain of the company’s investments in associates are subject to restrictions on the extent to which they can remit funds to the company in the form of cash dividends or repay loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.
The following table presents total revenues, net income and other comprehensive income (“OCI”) of the company’s investments in associates and joint ventures:

	2024			2023
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Revenue	Net Income	OCI	Revenue	Net Income	OCI
Renewable Power and Transition
Associates
Wind	$353	$16	$(128)	$185	$11	$—
Sustainable solutions	5,350	(365)	124	394	(15)	(67)
Other	2,465	198	880	2,893	662	(355)

Infrastructure
Associates
Utilities	193	(91)	(114)	1,136	39	(376)
Transport	3,119	342	(820)	3,044	27	330
Data	2,732	964	(764)	2,272	(45)	685
Other	228	(11)	(123)	206	(180)	(283)
Joint ventures
Utilities	272	87	(179)	724	286	183
Transport	9,353	2,481	(59)	12,102	4,114	36
Midstream	902	198	66	924	315	188
Data	475	(127)	(658)	1,047	511	(53)

Private Equity
Associates
Industrial operations	2,388	130	1	2,216	80	(5)
Other	6,888	(15)	(80)	6,951	208	6

Real Estate
Associates
Transitional and development	355	51	—	26	22	—
Joint ventures
Core	2,227	1,173	(38)	2,328	(66)	(60)
Transitional and development	3,045	469	(25)	2,956	76	(30)

Wealth Solutions[1]	14,366	898	750	6,785	452	484

Asset Management and Other
Associates
Oaktree	1,781	651	(1)	1,503	475	16
Real estate LP Investments[2]	17	(15)	(78)	40	(55)	(56)
Joint ventures
Real estate LP Investments[2]	1,503	724	82	1,878	336	34
Other equity accounted investments	496	77	(2)	285	50	18
	$58,508	$7,835	$(1,166)	$49,895	$7,303	$695
1.Wealth Solutions relates to our capital in our equity accounted investment in Brookfield Wealth Solutions Ltd.
2.Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
Certain of the company’s investments are publicly listed entities with active pricing in a liquid market.